Schedule of Related Party Transactions (Details)	12 Months Ended
Aug. 31, 2017 USD ($)
Related Party Transactions Schedule Of Related Party Transactions 1	$ 136,000
Related Party Transactions Schedule Of Related Party Transactions 2	120,000
Related Party Transactions Schedule Of Related Party Transactions 3	54,963
Related Party Transactions Schedule Of Related Party Transactions 4	30,794
Related Party Transactions Schedule Of Related Party Transactions 5	125,394
Related Party Transactions Schedule Of Related Party Transactions 6	117,213
Related Party Transactions Schedule Of Related Party Transactions 7	48,000
Related Party Transactions Schedule Of Related Party Transactions 8	8,000
Related Party Transactions Schedule Of Related Party Transactions 9	0
Related Party Transactions Schedule Of Related Party Transactions 10	44,767
Related Party Transactions Schedule Of Related Party Transactions 11	0
Related Party Transactions Schedule Of Related Party Transactions 12	18,000
Related Party Transactions Schedule Of Related Party Transactions 13	364,357
Related Party Transactions Schedule Of Related Party Transactions 14	$ 338,431